Fair Value Measurements (Details) - Schedule of liabilities measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Significant Other Observable Inputs (Level 1) [Member]
Assets:
Cash, and U.S. Treasury Securities	$ 77,388,998	$ 75,000,011
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash, and U.S. Treasury Securities
Significant Other Observable Inputs (Level 3) [Member]
Assets:
Cash, and U.S. Treasury Securities